Lease commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	¥ 5,541	¥ 4,586	¥ 4,801
Operating lease, rental expenses	¥ 112,934	¥ 92,321	¥ 101,932